Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal	$ 261,851	$ 479,535
Principal and interest payable	310,618
2020
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	38,904
2021
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	36,089
2022
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	26,179
2023
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	208,315
2024
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	1,131
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	192,287	395,822
Interest	33,780
Revolving credit facility: | 2020
Disclosure of detailed information about borrowings [line items]
Interest	9,979
Revolving credit facility: | 2021
Disclosure of detailed information about borrowings [line items]
Interest	9,979
Revolving credit facility: | 2022
Disclosure of detailed information about borrowings [line items]
Interest	9,979
Revolving credit facility: | 2023
Disclosure of detailed information about borrowings [line items]
Interest	3,843
Revolving credit facility: | 2024
Disclosure of detailed information about borrowings [line items]
Interest	0
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	43,061	57,242
Interest	3,535
Fekola Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	1,967
Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	1,132
Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	379
Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	55
Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	2
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	10,799	13,071
Interest	1,225
Masbate Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	623
Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	403
Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	170
Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	27
Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	2
Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	5,973	10,816
Interest	533
Otjikoto Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Interest	261
Otjikoto Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Interest	261
Otjikoto Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Interest	11
Otjikoto Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Otjikoto Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest	84
Lease liabilities | 2020
Disclosure of detailed information about borrowings [line items]
Interest	44
Lease liabilities | 2021
Disclosure of detailed information about borrowings [line items]
Interest	28
Lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Interest	12
Lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Interest	0
Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Interest	0
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	200,000	$ 400,000
Principal | Revolving credit facility: | 2020
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2021
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2022
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Revolving credit facility: | 2023
Disclosure of detailed information about borrowings [line items]
Principal	200,000
Principal | Revolving credit facility: | 2024
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	43,966
Principal | Fekola Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	16,038
Principal | Fekola Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	16,038
Principal | Fekola Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	9,695
Principal | Fekola Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	2,082
Principal | Fekola Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	113
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	11,130
Principal | Masbate Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	3,558
Principal | Masbate Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	3,558
Principal | Masbate Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	3,120
Principal | Masbate Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	788
Principal | Masbate Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	106
Principal | Otjikoto Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	6,033
Principal | Otjikoto Equipment Loan Facility | 2020
Disclosure of detailed information about borrowings [line items]
Principal	3,453
Principal | Otjikoto Equipment Loan Facility | 2021
Disclosure of detailed information about borrowings [line items]
Principal	1,958
Principal | Otjikoto Equipment Loan Facility | 2022
Disclosure of detailed information about borrowings [line items]
Principal	622
Principal | Otjikoto Equipment Loan Facility | 2023
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Otjikoto Equipment Loan Facility | 2024
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	10,332
Principal | Lease liabilities | 2020
Disclosure of detailed information about borrowings [line items]
Principal	2,981
Principal | Lease liabilities | 2021
Disclosure of detailed information about borrowings [line items]
Principal	2,732
Principal | Lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Principal	2,191
Principal | Lease liabilities | 2023
Disclosure of detailed information about borrowings [line items]
Principal	1,520
Principal | Lease liabilities | 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 908